Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2020	Mar. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,560,206)	$ (947,485)	$ (980,617)	$ (694,329)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation	83,210	84,277	114,391	115,673
Loss on disposal of plant and equipment	1,472	3,323	87,305	10,324
Changes in operating assets and liabilities, net of effects from disposal of subsidiaries:
Accounts receivable	1,367,371	(1,880,493)	(2,701,627)	1,618,129
Inventories	174,487	(924)	(29,484)	(78,818)
Advances to suppliers	(320,771)	(252,620)	(159,456)	35,893
Amounts due from related parties				202,426
Other receivables	(65,150)	(80,870)	(53,846)	1,926,637
Accounts payables	(1,688,272)	1,661,429	2,736,332	(608,244)
Accrued expenses and other payables	173,582	373,429	(80,109)	130,721
Advances from customers	52,161	(19,002)	(83,742)	(1,459,187)
Taxes payable				(6,064)
Net cash provided by (used in) operating activities	(3,782,116)	(1,058,936)	(1,150,853)	1,193,161
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of plant and equipment	(392,108)	(94,864)	(136,001)	(229,240)
Proceeds from sale of property and equipment	2,243
Cash decreased in disposal of subsidiaries	(704,479)
Net cash used in investing activities	(1,094,344)	(94,864)	(136,001)	(229,240)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common stocks	3,735,000
Proceeds from related party borrowings	7,697,827	1,828,042	2,475,728	2,253,680
Repayment of related party borrowings	(6,605,044)	(665,323)	(1,063,323)	(3,368,969)
Proceeds from bank borrowings	86,886	515,816	515,447	223,502
Repayment of bank borrowings	(196,456)	(372,135)	(371,868)
Repayment of third party borrowings				(56,739)
Net cash provided by financing activities	4,718,213	1,306,400	1,555,984	(948,526)
NET INCREASE IN CASH AND CASH EQUIVALENTS	(158,247)	152,600	269,130	15,395
Effect of exchange rate changes on cash and cash equivalents	(16,706)	(5,843)	(14,713)	(2,937)
Cash and cash equivalents, beginning of the period	531,681	277,264	277,264	264,806
CASH AND CASH EQUIVALENTS, END OF THE PERIOD	356,728	424,021	531,681	277,264
Supplemental disclosure of cash flow information:
Cash paid during the year for interest	4,523	11,244	15,143	9,593
Cash paid during the year for income tax	23,196	12,086	16,070	8,555
Supplemental disclosure of non-cash investing and financing activities:
Right-of-use assets obtained in exchange for operating lease obligations	10,404,962	1,966,535	$ 1,982,393
Net assets of subsidiaries disposed of recorded as Other Receivables	$ 118,454